Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Liabilities	$ 1,069.2	$ 1,053.1
Assets
Assets	(809.3)	(885.0)
Unrealised loss on financial instruments	(7.4)	(38.3)
Net deferred taxation liabilities	259.9	168.1
Included in the statement of financial position as follows:
Deferred taxation assets	(240.0)	(265.5)
Deferred taxation liabilities	499.9	433.6
Net deferred taxation liabilities	259.9	168.1
Balance at beginning of the year	168.1	185.4
Recognised in profit or loss - continuing operations	66.0	(15.0)
Recognised in OCI	1.2	8.4
Translation adjustment	24.6	(10.7)
Balance at end of the year	259.9	168.1
Mining Assets [member]
Liabilities
Liabilities	893.2	908.3
Right-of-use assets [member]
Liabilities
Liabilities	134.0	101.5
Environmental Trust Funds [member]
Liabilities
Liabilities	4.0	3.7
Inventories [member]
Liabilities
Liabilities	16.4	13.3
Unremitted earnings [member]
Liabilities
Liabilities	12.6	13.3
Other [member]
Liabilities
Liabilities	9.0	13.0
Provisions [member]
Assets
Assets	(131.9)	(117.4)
Tax Losses [member]
Assets
Assets	(61.8)	(120.6)
Unredeemed Capital Expenditure [member]
Assets
Assets	(477.3)	(505.7)
Lease liability [member]
Assets
Assets	$ (130.9)	$ (103.0)